STATUTORY RESERVES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
STATUTORY RESERVES [Abstract]
Paid-up capital and statutory reserves	$ 177,605	1,106,498	1,026,800